UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-00642

Deutsche International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 8/31

Date of reporting period: 11/30/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2015 (Unaudited)

Deutsche Emerging Markets Frontier Fund

	Shares	Value ($)
Common Stocks 75.8%
Argentina 10.3%
BBVA Banco Frances SA (ADR)*	3,873	81,953
Grupo Financiero Galicia SA (ADR)	5,185	130,403
YPF SA (ADR)	5,127	93,824
(Cost $285,707)		306,180
Cambodia 1.4%
NagaCorp Ltd. (Cost $46,588)	63,500	41,335
China 1.8%
Alibaba Group Holding Ltd. (ADR)* (Cost $40,036)	632	53,139
Colombia 4.3%
Almacenes Exito SA	3,300	11,019
Bancolombia SA (ADR)	1,579	44,749
Grupo Aval Acciones y Valores (ADR)	6,763	47,138
Grupo de Inversiones Suramericana SA	2,400	24,697
(Cost $256,466)		127,603
Indonesia 1.6%
PT Hanjaya Mandala Sampoerna Tbk (Cost $35,599)	6,700	49,363
Jordan 4.0%
Hikma Pharmaceuticals PLC (Cost $119,387)	3,678	119,949
Mexico 1.5%
Cemex SAB de CV (ADR) (Cost $53,548)	6,929	43,653
Niger 0.7%
Savannah Petroleum PLC* (Cost $33,981)	46,758	20,951
Peru 4.1%
Credicorp Ltd.	872	92,092
InRetail Peru Corp. 144A*	2,261	30,682
(Cost $152,112)		122,774
Philippines 31.8%
ABS-CBN Holdings Corp. (PDR)	52,550	70,123
Ayala Land, Inc.	193,700	138,965
BDO Unibank, Inc.	56,030	119,985
DMCI Holdings, Inc.	375,500	107,348
GT Capital Holdings, Inc.	3,510	94,234
International Container Terminal Services, Inc.	61,040	95,112
Megaworld Corp.	1,039,000	98,003
Robinsons Retail Holdings, Inc.	63,280	96,998
Universal Robina Corp.	29,870	127,957
(Cost $994,937)		948,725
South Africa 2.5%
Aspen Pharmacare Holdings Ltd.* (Cost $89,426)	3,519	76,082
Thailand 5.4%
BTS Group Holdings PCL (NVDR)	139,000	37,035
Minor International PCL (NVDR)	52,900	54,161
Siam Cement PCL (NVDR)	5,500	68,898
(Cost $158,852)		160,094
United Arab Emirates 4.8%
Emaar Properties PJSC	31,760	49,876
NMC Health PLC	6,996	94,303
(Cost $130,871)		144,179
United States 1.6%
Yum! Brands, Inc. (Cost $54,378)	673	48,799
Total Common Stocks (Cost $2,451,888)		2,262,826
Participatory Notes 3.7%
Saudi Arabia
Samba Financial Group (issuer Merrill Lynch International), Expiration Date 3/2/2017	8,672	52,211
Saudi Basic Industries Corp. (issuer Merrill Lynch International), Expiration Date 3/2/2017	2,381	56,986
Total Participatory Notes (Cost $125,602)		109,197
Exchange-Traded Fund 4.2%
Vietnam
Market Vectors Vietnam ETF (Cost $147,862)	8,040	125,102
Cash Equivalents 14.1%
Central Cash Management Fund, 0.14% (a) (Cost $421,496)	421,496	421,496
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $3,146,848) †	97.8	2,918,621
Other Assets and Liabilities, Net	2.2	66,777
Net Assets	100.0	2,985,398

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $3,148,950. At November 30, 2015, net unrealized depreciation for all securities based on tax cost was $230,329. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $167,424 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $397,753.
(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
NVDR: Non-Voting Depository Receipt
PDR: Philippine Depositary Receipt
PJSC: Public Joint Stock Company

At November 30, 2015 the Deutsche Emerging Markets Frontier Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks & Participatory Notes
Financials	974,306	41.1%
Consumer Staples	316,019	13.3%
Health Care	290,334	12.2%
Industrials	239,495	10.1%
Consumer Discretionary	214,418	9.0%
Materials	169,537	7.2%
Energy	114,775	4.9%
Information Technology	53,139	2.2%
Total	2,372,023	100.0%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$306,180	$—	$—	$306,180
Cambodia	—	41,335	—	41,335
China	53,139	—	—	53,139
Colombia	127,603	—	—	127,603
Indonesia	—	49,363	—	49,363
Jordan	—	119,949	—	119,949
Mexico	43,653	—	—	43,653
Niger	—	20,951	—	20,951
Peru	122,774	—	—	122,774
Philippines	—	948,725	—	948,725
South Africa	—	76,082	—	76,082
Thailand	—	160,094	—	160,094
United Arab Emirates	—	144,179	—	144,179
United States	48,799	—	—	48,799
Participatory Notes (b)	—	109,197	—	109,197
Equity - Exchange-Traded Fund	125,102	—	—	125,102
Short-Term Investments	421,496	—	—	421,496
Total	$1,248,746	$1,669,875	$—	$2,918,621

There have been no transfers between fair value measurement levels during the period ended November 30, 2015.
(b)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Emerging Markets Frontier Fund, a series of Deutsche International Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	January 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	January 22, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 22, 2016